OTHER LONG-TERM LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other long-term liabilities
Consideration payable for acquisitions		¥ 7,644
Asset retirement obligations	¥ 101,675	102,591
Deferred revenue - non-current (Note 4)	67,683	29,703
Deferred government grants	78,494	30,741
Others	55,887	97,574
Total	¥ 303,739	¥ 268,253